Operating Leases (Details Textual) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) ft²	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) ft²	Jun. 30, 2019 USD ($)
Operating Leases (Textual)
Operating Lease, Expense | $	$ 18	$ 22	$ 33	$ 38
Leases agreement [Member] | Office Equipment [Member]
Operating Leases (Textual)
Area | ft²	5,225		5,225
Minimum [Member]
Operating Leases (Textual)
Operating leases term	3 years		3 years
Maximum [Member]
Operating Leases (Textual)
Operating leases term	4 years		4 years